LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Lease, Cost	$ 7,425	$ 7,897	$ 7,324
Short-term Lease, Cost	108	142	55
Variable Lease, Cost	2,621	2,532	2,553
Total operating lease cost	$ 10,154	$ 10,571	$ 9,932